Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	3 Months Ended
Jan. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Banks Loans and Acceptances
The following table provides details regarding the Bank’s loans and acceptances as at January 31, 2022 and October 31, 2021.
Loans and Acceptances

(millions of Canadian dollars)	As at
	January 31, 2022	October 31, 2021
Residential mortgages	$275,029	$268,340
Consumer instalment and other personal	191,996	189,864
Credit card	31,441	30,738

Business and government	251,388	240,070

	749,854	729,012
Customers’ liability under acceptances	17,346	18,448

Loans at FVOCI (Note 4)	1,632	1,602

Total loans and acceptances	768,832	749,062

Total allowance for loan losses	6,239	6,390

Total loans and acceptances, net of allowance	762,593	742,672

Summary of Credit Quality
Business and government loans (including loans at FVOCI) and customers’ liability under acceptances are grouped together as reflected below for presentation in the “Loans and Acceptances by Risk Ratings” table.
Loans and Acceptances – Business and Government

(millions of Canadian dollars)	As at
	January 31, 2022	October 31, 2021
Loans at amortized cost	$251,388	$240,070
Customers’ liability under acceptances	17,346	18,448

Loans at FVOCI (Note 4)	1,632	1,602

Loans and acceptances	270,366	260,120

Allowance for loan and acceptances losses	2,714	2,751

Loans and acceptances, net of allowance	267,652	257,369

Summary of Gross Carrying Amounts of Loans, Acceptances and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings
The following table provides the gross carrying amounts of loans, acceptances and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.
Loans and Acceptances by Risk Ratings

(millions of Canadian dollars)										As at
	January 31, 2022					October 31, 2021
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Residential mortgages 1,2,3
Low Risk	$216,299	$4,145	$	n/a	$220,444	$208,030	$4,113	$	n/a	$212,143
Normal Risk	40,538	6,416		n/a	46,954	38,922	9,768		n/a	48,690
Medium Risk	–	4,380		n/a	4,380	–	4,405		n/a	4,405
High Risk	–	2,479		333	2,812	–	2,380		266	2,646

Default	n/a	n/a		439	439	n/a	n/a		456	456

Total loans	256,837	17,420		772	275,029	246,952	20,666		722	268,340

Allowance for loan losses	30	175		45	250	35	175		51	261

Loans, net of allowance	256,807	17,245		727	274,779	246,917	20,491		671	268,079
Consumer instalment and other personal 4
Low Risk	103,510	1,397		n/a	104,907	94,425	1,397		n/a	95,822
Normal Risk	52,875	6,113		n/a	58,988	62,484	1,255		n/a	63,739
Medium Risk	16,028	4,070		n/a	20,098	18,201	3,917		n/a	22,118
High Risk	1,055	6,144		395	7,594	1,073	6,346		379	7,798

Default	n/a	n/a		409	409	n/a	n/a		387	387

Total loans	173,468	17,724		804	191,996	176,183	12,915		766	189,864

Allowance for loan losses	515	837		160	1,512	520	914		139	1,573

Loans, net of allowance	172,953	16,887		644	190,484	175,663	12,001		627	188,291
Credit card
Low Risk	6,418	8		n/a	6,426	5,467	7		n/a	5,474
Normal Risk	10,643	67		n/a	10,710	10,109	68		n/a	10,177
Medium Risk	8,545	1,171		n/a	9,716	8,909	1,158		n/a	10,067
High Risk	283	4,047		181	4,511	476	4,319		149	4,944

Default	n/a	n/a		78	78	n/a	n/a		76	76

Total loans	25,889	5,293		259	31,441	24,961	5,552		225	30,738

Allowance for loan losses	663	938		162	1,763	671	996		138	1,805

Loans, net of allowance	25,226	4,355		97	29,678	24,290	4,556		87	28,933
Business and government 1,2,3,5
Investment grade or Low/Normal Risk	117,336	799		n/a	118,135	110,129	699		n/a	110,828
Non-Investment grade or Medium Risk	129,459	11,802		n/a	141,261	125,638	12,149		n/a	137,787
Watch and classified or High Risk	107	9,998		229	10,334	108	10,547		70	10,725

Default	n/a	n/a		636	636	n/a	n/a		780	780

Total loans and acceptances	246,902	22,599		865	270,366	235,875	23,395		850	260,120

Allowance for loan and acceptances losses	1,039	1,358		317	2,714	1,037	1,407		307	2,751

Loans and acceptances, net of allowance	245,863	21,241		548	267,652	234,838	21,988		543	257,369
Total loans and acceptances 6	703,096	63,036		2,700	768,832	683,971	62,528		2,563	749,062

Total allowance for loan losses 6,7	2,247	3,308		684	6,239	2,263	3,492		635	6,390
Total loans and acceptances, net of allowance 6	$700,849	$59,728		$2,016	$762,593	$681,708	$59,036		$1,928	$742,672

1
Includes impaired loans with a balance of $177 million (October 31, 2021 – $86 million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.

2
Excludes trading loans and
non-trading
loans at fair value through profit or loss (FVTPL) with a fair value of $12 billion (October 31, 2021 – $12 billion) and $3 billion (October 31, 2021 – $2 billion), respectively.

3	Includes insured mortgages of $81 billion (October 31, 2021 – $82 billion).
4	Includes Canadian government-insured real estate personal loans of $10 billion (October 31, 2021 – $10 billion).
5
Includes loans guaranteed by government agencies of $27 billion (October 31, 2021 – $26 billion), which are primarily reported in
Non-Investment
grade or a lower risk rating based on the borrowers’ credit risk.

6
Stage 3 includes acquired credit-impaired (ACI) loans of $140 million (October 31, 2021 – $152 million) and a related allowance for loan losses of $4 million (October 31, 2021 – $6 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

7	Includes allowance for loan losses related to loans that are measured at FVOCI of nil (October 31, 2021 – nil).
Loans and Acceptances by Risk Ratings
(Continued)
–
Off-Balance
Sheet Credit Instruments
1

(millions of Canadian dollars)										As at
	January 31, 2022					October 31, 2021
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Retail Exposures 2
Low Risk	$234,756	$219	$	n/a	$234,975	$222,348	$232	$	n/a	$222,580
Normal Risk	78,293	449		n/a	78,742	80,529	501		n/a	81,030
Medium Risk	12,890	413		n/a	13,303	13,993	551		n/a	14,544
High Risk	897	981		–	1,878	890	1,004		–	1,894
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures 3
Investment grade	200,053	–		n/a	200,053	195,293	–		n/a	195,293
Non-Investment grade	79,683	4,997		n/a	84,680	80,076	5,329		n/a	85,405
Watch and classified	38	4,565		–	4,603	38	5,097		–	5,135

Default	n/a	n/a		59	59	n/a	n/a		86	86
Total off-balance sheet credit instruments	606,610	11,624		59	618,293	593,167	12,714		86	605,967
Allowance for off-balance sheet credit instruments	410	490		2	902	386	467		3	856
Total off-balance sheet credit instruments, net of allowance	$606,200	$11,134		$57	$617,391	$592,781	$12,247		$83	$605,111

1	Excludes mortgage commitments.
2	Includes $327 billion (October 31, 2021 – $318 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3	Includes $47 billion (October 31, 2021 – $48 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses
The following table provides details on the Bank’s allowance for credit losses as at and for the three months ended January 31, 2022 and January 31, 2021, including allowance for off-balance
sheet instruments in the applicable categories.
Allowance for Credit Losses

(millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period	Balance at beginning of period	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of period
	For the three months ended
	January 31, 2022					January 31, 2021
Residential mortgages	$261	$(10)	$(2)	$1	$250	$302	$5	$(3)	$(3)	$301
Consumer instalment and other personal	1,649	52	(125)	16	1,592	2,112	151	(183)	(42)	2,038
Credit card	2,314	117	(144)	41	2,328	3,184	48	(215)	(86)	2,931

Business and government	3,022	(85)	(14)	48	2,971	3,779	108	(117)	(103)	3,667
Total allowance for loan losses, including off-balance sheet instruments	7,246	74	(285)	106	7,141	9,377	312	(518)	(234)	8,937
Debt securities at amortized cost	2	–	–	–	2	2	–	–	–	2

Debt securities at FVOCI	7	(2)	–	–	5	5	1	–	–	6
Total allowance for credit losses on debt securities	9	(2)	–	–	7	7	1	–	–	8
Total allowance for credit losses	$7,255	$72	$(285)	$106	$7,148	$9,384	$313	$(518)	$(234)	$8,945
Comprising:
Allowance for credit losses on loans at amortized cost	$6,390				$6,239	$8,289				$7,932
Allowance for credit losses on loans at FVOCI	–				–	1				1

Allowance for loan losses	6,390				6,239	8,290				7,933

Allowance for off-balance sheet instruments	856				902	1,087				1,004
Allowance for credit losses on debt securities	9				7	7				8

Summary of Allowance for Loan Losses
The following table provides details on the Bank’s allowance for loan losses by stage as at and for the three months ended January 31, 2022 and January 31, 2021.
Allowance for Loan Losses by Stage

(millions of Canadian dollars)	For the three months ended
January 31, 2022	January 31, 2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Residential Mortgages
Balance at beginning of period	$35	$175	$51	$261	$32	$205	$65	$302
Provision for credit losses
Transfer to Stage 1 2	23	(23)	–	–	16	(16)	–	–
Transfer to Stage 2	(4)	7	(3)	–	(12)	17	(5)	–
Transfer to Stage 3	–	(4)	4	–	–	(4)	4	–
Net remeasurement due to transfers into stage 3	(4)	3	–	(1)	(3)	3	–	–
New originations or purchases 4	4	n/a	n/a	4	3	n/a	n/a	3
Net repayments 5	(1)	(1)	–	(2)	(3)	(1)	–	(4)
Derecognition of financial assets (excluding disposals and write-offs) 6	(1)	(4)	(11)	(16)	(1)	(8)	(5)	(14)
Changes to risk, parameters, and models 7	(22)	21	6	5	(5)	22	3	20
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(3)	(3)	–	–	(4)	(4)
Recoveries	–	–	1	1	1	(3)	3	1
Foreign exchange and other adjustments	–	1	–	1	(2)	(1)	–	(3)
Balance at end of period	$30	$175	$45	$250	$26	$214	$61	$301
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$550	$960	$139	$1,649	$595	$1,330	$187	$2,112
Provision for credit losses
Transfer to Stage 1 2	204	(203)	(1)	–	269	(266)	(3)	–
Transfer to Stage 2	(34)	45	(11)	–	(43)	59	(16)	–
Transfer to Stage 3	(1)	(53)	54	–	(2)	(52)	54	–
Net remeasurement due to transfers into stage 3	(50)	33	2	(15)	(102)	49	1	(52)
New originations or purchases 4	56	n/a	n/a	56	51	n/a	n/a	51
Net repayments 5	(20)	(20)	(3)	(43)	(25)	(27)	(3)	(55)
Derecognition of financial assets (excluding disposals and write-offs) 6	(22)	(48)	(13)	(83)	(21)	(38)	(7)	(66)
Changes to risk, parameters, and models 7	(139)	159	117	137	(181)	300	154	273
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(197)	(197)	–	–	(258)	(258)
Recoveries	–	–	72	72	–	–	75	75
Foreign exchange and other adjustments	5	10	1	16	(12)	(22)	(8)	(42)
Balance, including off-balance sheet instruments, at end of period	549	883	160	1,592	529	1,333	176	2,038
Less: Allowance for off-balance sheet instruments 8	34	46	–	80	25	90	–	115
Balance at end of period	$515	$837	$160	$1,512	$504	$1,243	$176	$1,923
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$878	$1,298	$138	$2,314	$799	$2,181	$204	$3,184
Provision for credit losses
Transfer to Stage 1 2	324	(320)	(4)	–	378	(373)	(5)	–
Transfer to Stage 2	(58)	66	(8)	–	(42)	57	(15)	–
Transfer to Stage 3	(6)	(147)	153	–	(2)	(180)	182	–
Net remeasurement due to transfers into stage 3	(96)	81	4	(11)	(161)	62	2	(97)
New originations or purchases 4	71	n/a	n/a	71	27	n/a	n/a	27
Net repayments 5	10	1	4	15	(9)	(2)	6	(5)
Derecognition of financial assets (excluding disposals and write-offs) 6	(23)	(51)	(35)	(109)	(12)	(36)	(45)	(93)
Changes to risk, parameters, and models 7	(219)	320	50	151	(115)	216	115	216
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(221)	(221)	–	–	(282)	(282)
Recoveries	–	–	77	77	–	–	67	67
Foreign exchange and other adjustments	16	21	4	41	(21)	(58)	(7)	(86)
Balance, including off-balance sheet instruments, at end of period	897	1,269	162	2,328	842	1,867	222	2,931
Less: Allowance for off-balance sheet instruments 8	234	331	–	565	189	404	–	593
Balance at end of period	$663	$938	$162	$1,763	$653	$1,463	$222	$2,338

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2,
Summary of Significant Accounting Policies
and Note 3
, Significant Accounting Judgments, Estimates and Assumptions
of the Bank’s 2021 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information and Expert Credit Judgment” sections of Note 2,
Summary of Significant Accounting Policies
and Note 3,
Significant Accounting Judgments, Estimates and Assumptions
of the Bank’s 2021 Annual Consolidated Financial Statements for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
9
Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2021 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the three months ended
January 31, 2022	January 31, 2021
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Business and Government 2
Balance, including off-balance sheet instruments, at beginning of period	$1,186	$1,526	$310	$3,022	$1,499	$1,858	$422	$3,779
Provision for credit losses
Transfer to Stage 1 3	87	(86)	(1)	–	103	(102)	(1)	–
Transfer to Stage 2	(99)	101	(2)	–	(138)	142	(4)	–
Transfer to Stage 3	(1)	(19)	20	–	(3)	(27)	30	–
Net remeasurement due to transfers into stage 3	(20)	16	–	(4)	(26)	37	(2)	9
New originations or purchases 3	256	n/a	n/a	256	322	n/a	n/a	322
Net repayments 3	4	(16)	(24)	(36)	7	(7)	(49)	(49)
Derecognition of financial assets (excluding disposals and write-offs) 3	(208)	(153)	(73)	(434)	(199)	(182)	(62)	(443)
Changes to risk, parameters, and models 3	(46)	75	104	133	(72)	204	137	269
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(26)	(26)	–	–	(131)	(131)
Recoveries	–	–	12	12	–	–	14	14
Foreign exchange and other adjustments	22	27	(1)	48	(43)	(46)	(14)	(103)
Balance, including off-balance sheet instruments, at end of period	1,181	1,471	319	2,971	1,450	1,877	340	3,667
Less: Allowance for off-balance sheet instruments 4	142	113	2	257	144	138	14	296
Balance at end of period	1,039	1,358	317	2,714	1,306	1,739	326	3,371
Total Allowance, including off-balance sheet instruments, at end of period	2,657	3,798	686	7,141	2,847	5,291	799	8,937
Less: Total Allowance for off-balance sheet instruments 4	410	490	2	902	358	632	14	1,004
Total Allowance for Loan Losses at end of period	$2,247	$3,308	$684	$6,239	$2,489	$4,659	$785	$7,933
1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs

Macroeconomic Variables
					As at
					January 31, 2022
	Base Forecast		Upside Scenario		Downside Scenario
	Average Q1 2022- Q4 2022 1	Remaining 4-year period 1	Average Q1 2022- Q4 2022 1	Remaining 4-year period 1	Average Q1 2022- Q4 2022 1	Remaining 4-year period 1
Unemployment rate
Canada	5.6%	5.6%	5.6%	5.3%	6.7%	6.5%
United States	3.6	3.8	3.6	3.5	4.5	4.5
Real GDP
Canada	4.4	1.9	5.5	1.9	0.8	2.3
United States	4.1	1.9	5.1	1.9	1.2	2.2
Home prices
Canada (average existing price) 2	6.9	1.0	8.7	1.4	3.6	0.6
United States (CoreLogic HPI) 3	10.2	3.0	13.1	2.9	7.5	2.5
Central bank policy interest rate
Canada	0.81	1.73	1.38	2.23	0.25	1.22
United States	0.63	1.91	1.13	2.41	0.25	1.34
U.S. 10-year treasury yield	1.97	2.23	2.43	2.43	1.70	2.20
U.S. 10-year BBB spread (%-pts)	1.54	1.80	1.48	1.72	1.79	1.80

Exchange rate (U.S. dollar/Canadian dollar)	$0.81	$0.80	$0.82	$0.81	$0.78	$0.79

1	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL
The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance
sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity
and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECLs
(millions of Canadian dollars, except as noted)		As at
	January 31, 2022	October 31, 2021
Probability-weighted ECLs	$6,455	$6,608

Base ECLs	6,306	6,412
Difference – in amount	$149	$196
Difference – in percentage	2.4%	3.1%

Schedule of Incremental Lifetime ECL Impact	The following table shows the estimated impact of staging on ECLs by presenting all performing loans and off-balance
sheet instruments calculated using
twelve-month
ECLs compared to the current aggregate probability-weighted ECLs, holding all risk profiles constant.

Incremental Lifetime ECLs Impact
(millions of Canadian dollars)		As at
	January 31, 2022	October 31, 2021
Probability-weighted ECLs	$6,455	$6,608

All performing loans and off-balance sheet instruments using 12-month ECLs	4,802	4,903
Incremental lifetime ECLs impact	$1,653	$1,705

Summary of Loans Past Due but Not Impaired	The following table summarizes loans that are past due but not impaired. Loans less than 31 days contractually past due are excluded as they do not generally reflect a borrower’s ability to meet their payment obligations.

Loans Past Due but not Impaired 1
(millions of Canadian dollars)						As at
	January 31, 2022			October 31, 2021
	31-60 days	61-89 days	Total	31-60 days	61-89 days	Total
Residential mortgages	$199	$101	$300	$229	$62	$291
Consumer instalment and other personal	561	193	754	512	156	668
Credit card	208	129	337	186	113	299

Business and government	203	153	356	785	139	924
Total	$1,171	$576	$1,747	$1,712	$470	$2,182

1	Includes loans that are measured at FVOCI.